Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Harbor ETF Trust
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Harbor Corporate Culture Small Cap ETFAugust 22, 2023Harbor ETF Trust’s Board of Trustees has approved a name change from Harbor Corporate Culture Small Cap ETF to Harbor Human Capital Factor US Small Cap ETF. The name change is effective September 5, 2023.
Harbor Corporate Culture Small Cap ETF
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 27, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Harbor Corporate Culture Small Cap ETFAugust 22, 2023Harbor ETF Trust’s Board of Trustees has approved a name change from Harbor Corporate Culture Small Cap ETF to Harbor Human Capital Factor US Small Cap ETF. The name change is effective September 5, 2023.